Personnel expenses (Details 5)	12 Months Ended
Dec. 31, 2017 BRL (R$)
2 years
Long Term Incentive Global CRDIV - Grant 2014
Future income Dividend	11.10%
Expected Volatility	32.70%
Volatility comparator	12% - 52%
Risk-free interest rate	1.70%
Correlation	R$ 0.55
3 years
Long Term Incentive Global CRDIV - Grant 2014
Future income Dividend	0.00%
Expected Volatility	0.00%
Risk-free interest rate	0.00%
Correlation	R$ 0.55
Volatility comparator	0.00%
4 years
Long Term Incentive Global CRDIV - Grant 2014
Future income Dividend	95.00%
Expected Volatility	36.90%
Volatility comparator	16% - 52%
Risk-free interest rate	2.50%
Correlation	0.55